Organization, Consolidation and Presentation Of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries were included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Assets
Current
Cash and cash equivalents	4,045	1,895	276
Short-term investments	2,052	2,912	424
Accounts receivable, net	3,021	4,091	595
Others	5,280	4,642	675

	14,398	13,540	1,970

Non-current
Fixed assets, net	2,845	4,183	608
Intangible assets, net	2,104	4,032	586
Long-term investments, net	10,614	18,923	2,752
Others	6,488	12,639	1,838

	22,051	39,777	5,784

Total	36,449	53,317	7,754

Third-party liabilities
Current
Accounts payable and accrued liabilities	14,073	13,889	2,020
Customer advances and deposits	2,288	2,402	349
Others	2,414	3,560	518

	18,775	19,851	2,887
Non-current
Long-term loans	4,788	10,495	1,527
Others	363	1,295	188

	5,151	11,790	1,715

Total	23,926	31,641	4,602

Inter-company liabilities *
Inter-company payable to subsidiaries for technology consulting and service fees	2,828	1,926	280
Others	4,605	10,768	1,566

Total	7,433	12,694	1,846

*

Inter-company liabilities represent payable balances of each VIE due to subsidiaries within the Group pursuant to the technology consulting and service agreements. Other payables to non-VIE subsidiaries within the Group were included in third-party liabilities.

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	24,603	29,208	33,992	4,944
Net loss	(464)	(626)	(6,834)	(994)
Net cash provided by (used in) operating activities	2,737	3,698	2,396	348
Net cash provided by (used in) investing activities	(9,471)	(5,725)	(16,674)	(2,425)
Net cash provided by (used in) financing activities	5,098	2,985	11,916	1,733